Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Severity of the losses on securities (in hundredths)	95.00%
Trust preferred securities maturity period	5 years
Discounted cash flow hedging	3 month LIBOR plus a spread of 400 to 959 basis points
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	$ 42,567	$ 28,208
Fair value on a non-recurring basis [Abstract]
Carrying amount of impaired loans receivable	42,200	61,500
Valuation allowance	2,500	5,300
Financial Assets [Abstract]
Investment securities available for sale, at fair value	42,567	28,208
Investment securities held to maturity, fair value	2,471	2,377
Changes in Level 3 assets measured at fair value on a recurring basis [Roll Forward]
Beginning balance	349	4,144
Total net losses included in [Abstract]
Other comprehensive gain (loss) - CDO's	113	0
Settlements	0	(3,795)
Net transfers into Level 3	0	0
Ending balance	$ 462	349
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred securities expected to prepay (in hundredths)	1.00%
Trust preferred securities expected to default (in hundredths)	0.57%
Variable basis point of discounted cash flow hedging (in hundredths)	4.00%
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage (in hundredths)	5.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred securities expected to prepay (in hundredths)	2.00%
Trust preferred securities expected to default (in hundredths)	0.66%
Variable basis point of discounted cash flow hedging (in hundredths)	9.59%
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage (in hundredths)	10.00%
Carrying Value
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	$ 42,567	28,208
Financial Assets [Abstract]
Investment securities available for sale, at fair value	42,567	28,208
Loans, net	742,365	695,018
Carrying Value | Level 1
Financial Assets [Abstract]
Cash and cash equivalents	27,429	36,238
Carrying Value | Level 2
Financial Assets [Abstract]
Investment securities held to maturity, fair value	2,181	2,141
Restricted stock	4,789	3,152
Loans held for sale	2,640	2,932
Accrued interest receivable	3,012	2,827
Financial Liabilities [Abstract]
Demand and savings deposits	384,726	372,827
Time deposits	280,484	275,106
Borrowings	98,053	62,755
Accrued interest payable	494	445
Fair Value
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	42,567	28,208
Financial Assets [Abstract]
Investment securities available for sale, at fair value	42,567	28,208
Loans, net	743,604	698,843
Fair Value | Level 1
Financial Assets [Abstract]
Cash and cash equivalents	27,429	36,238
Fair Value | Level 2
Financial Assets [Abstract]
Investment securities held to maturity, fair value	2,471	2,377
Restricted stock	4,789	3,152
Loans held for sale	2,640	3,328
Accrued interest receivable	3,012	2,827
Financial Liabilities [Abstract]
Demand and savings deposits	384,726	372,827
Time deposits	282,080	276,528
Borrowings	95,492	60,297
Accrued interest payable	494	445
Recurring
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	42,567	28,208
Financial Assets [Abstract]
Investment securities available for sale, at fair value	42,567	28,208
Recurring | Level 1
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0	0
Financial Assets [Abstract]
Investment securities available for sale, at fair value	0	0
Recurring | Level 2
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	42,105	27,859
Financial Assets [Abstract]
Investment securities available for sale, at fair value	42,105	27,859
Recurring | Level 3
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	462	349
Financial Assets [Abstract]
Investment securities available for sale, at fair value	462	349
Recurring | Corporate debt obligations
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	1,031	522
Financial Assets [Abstract]
Investment securities available for sale, at fair value	1,031	522
Recurring | Corporate debt obligations | Level 1
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0	0
Financial Assets [Abstract]
Investment securities available for sale, at fair value	0	0
Recurring | Corporate debt obligations | Level 2
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	1,031	522
Financial Assets [Abstract]
Investment securities available for sale, at fair value	1,031	522
Recurring | Corporate debt obligations | Level 3
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0	0
Financial Assets [Abstract]
Investment securities available for sale, at fair value	0	0
Recurring | Residential mortgage-backed securities
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	40,821	26,947
Financial Assets [Abstract]
Investment securities available for sale, at fair value	40,821	26,947
Recurring | Residential mortgage-backed securities | Level 1
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0	0
Financial Assets [Abstract]
Investment securities available for sale, at fair value	0	0
Recurring | Residential mortgage-backed securities | Level 2
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	40,821	26,947
Financial Assets [Abstract]
Investment securities available for sale, at fair value	40,821	26,947
Recurring | Residential mortgage-backed securities | Level 3
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0	0
Financial Assets [Abstract]
Investment securities available for sale, at fair value	0	0
Recurring | Collateralized mortgage obligations
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	253	390
Financial Assets [Abstract]
Investment securities available for sale, at fair value	253	390
Recurring | Collateralized mortgage obligations | Level 1
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0	0
Financial Assets [Abstract]
Investment securities available for sale, at fair value	0	0
Recurring | Collateralized mortgage obligations | Level 2
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	253	390
Financial Assets [Abstract]
Investment securities available for sale, at fair value	253	390
Recurring | Collateralized mortgage obligations | Level 3
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0	0
Financial Assets [Abstract]
Investment securities available for sale, at fair value	0	0
Recurring | Collateralized debt obligations
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	462	349
Financial Assets [Abstract]
Investment securities available for sale, at fair value	462	349
Recurring | Collateralized debt obligations | Level 1
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0	0
Financial Assets [Abstract]
Investment securities available for sale, at fair value	0	0
Recurring | Collateralized debt obligations | Level 2
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0	0
Financial Assets [Abstract]
Investment securities available for sale, at fair value	0	0
Recurring | Collateralized debt obligations | Level 3
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	462	349
Financial Assets [Abstract]
Investment securities available for sale, at fair value	462	349
Nonrecurring
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	20,066	35,711
OREO	16,629	20,931
Nonrecurring | Level 1
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0	0
OREO	0	0
Nonrecurring | Level 2
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0	0
OREO	0	0
Nonrecurring | Level 3
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	20,066	35,711
OREO	$ 16,629	$ 20,931